Exhibit 99.1
Triad Automobile Receivables Trust 2007-B
Class A-1 5.06815% Asset Backed Notes
Class A-2a 5.30% Asset Backed Notes
Class A-2b Floating Rate Asset Backed Notes
Class A-3a 5.24% Asset Backed Notes
Class A-3b Floating Rate Asset Backed Notes
Class A-4a 5.43% Asset Backed Notes
Class A-4b Floating Rate Asset Backed Notes
Exhibit A — Servicer’s Certificate
This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among Triad Automobile Receivables Trust 2007-B, as Issuer, Triad Financial Corporation, as Servicer and Custodian,
Triad Financial Special Purpose LLC, as Depositor, and Citibank N.A., as the Backup Servicer and Indenture Trustee, dated as of November 21, 2007 (see Exhibit 4.3 to the Form 8-K of Triad Automobile Receivables Trust 2007-B
filed on November      , 2007 SEC file no. 333-132215-04. Defined terms have the meaning assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.
The undersigned hereby certifies that no Trigger Event has occurred on the related Determination Date and that, to the knowledge of the Servicer, no Insurance Agreement Event of Default has occurred.

Collection Period Beginning:	12/1/2007
Collection Period Ending:	12/31/2007
Prev. Distribution/Close Date:	12/12/2007
Distribution Date:	1/14/2008
Days of Interest for Period:	33
Days in Collection Period	31
Months Seasoned:	2

				Original
Purchases	Units	Cut-Off Date	Closing Date	Pool Balance
Initial Purchase	42,151	10/31/2007	11/21/2007	670,405,126.49
Sub. Purchase #1
Sub. Purchase #2

Total	42,151			670,405,126.49

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Contracts
Original Portfolio :	$670,405,126.49	42,151

			Legal Final
Original Securities:	Dollar Amount	Coupon	Maturity
Class A-1 Notes	$140,000,000.00	5.06815%	12/12/2008
Class A-2a Notes	60,000,000.00	5.30%	10/12/2011
Class A-2b Notes	155,000,000.00	Floating (1mL + 1.00%)	10/12/2011
Class A-3a Notes	35,000,000.00	5.24%	10/12/2012
Class A-3b Notes	72,000,000.00	Floating (1mL + 1.10%)	10/12/2012
Class A-4a Notes	36,330,000.00	5.43%	7/14/2014
Class A-4b Notes	100,000,000.00	Floating (1mL + 1.20%)	7/14/2014

Total	$598,330,000.00
II. COLLECTION PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

(1) Beginning of period Aggregate Principal Balance			(1)	657,249,168.15

(2) Subsequent Receivables Added			(2)	—

Monthly Principal Amounts

(3) Principal Portion of Scheduled Payments Received	(3)	8,559,979.00

(4) Principal Portion of Prepayments Received	(4)	5,199,895.28

(5) Principal Portion of Liquidated Receivables	(5)	285,118.44

(6) Aggregate Amount of Cram Down Losses	(6)	—

(7) Other Receivables adjustments	(7)	—

(8) Total Principal Distributable Amounts			(8)	14,044,992.72

(9) End of Period Aggregate Principal Balance			(9)	643,204,175.43

(10) Pool Factor (Line 9 / Original Pool Balance)			(10)	95.9426%

III. COLLECTION PERIOD NOTE BALANCE CALCULATION:

	CLASS A-1	CLASS A-2a	CLASS A-2b	CLASS A-3a	CLASS A-3b	CLASS A-4a	CLASS A-4b	TOTAL
(11) Original Note Balance	$140,000,000.00	60,000,000.00	155,000,000.00	35,000,000.00	72,000,000.00	36,330,000.00	100,000,000.00	$598,330,000.00

(12) Beginning of period Note Balance	122,505,127.63	60,000,000.00	155,000,000.00	35,000,000.00	72,000,000.00	36,330,000.00	100,000,000.00	580,835,127.63

(13) Noteholders’ Principal Distributable Amount	14,044,992.72	—	—	—	—	—	—	14,044,992.72
(14) Class A Noteholders’ Accelerated Principal Amount	3,250,193.59	—	—	—	—	—	—	3,250,193.59
(15) Class A Noteholders’ Principal Carryover Amount	—	—	—	—	—	—	—	—
(16) Policy Claim Amount	—	—	—	—	—	—	—	—

(17) End of period Note Balance	105,209,941.32	60,000,000.00	155,000,000.00	35,000,000.00	72,000,000.00	36,330,000.00	100,000,000.00	563,539,941.32

(18) Note Pool Factors (Line 17 / Line 11)	75.1500%	100.0000%	100.0000%	100.0000%	100.0000%	100.0000%	100.0000%	94.1855%
(19) Class A Noteholders’ Ending Note Balance	563,539,941.32
(21) Class A Noteholders’ Beginning Note Balance	580,835,127.63
(22) Total Noteholders Principal Distribution for Collection Period	17,295,186.31
(23) Total Noteholders Interest Distribution for Collection Period	3,044,300.78
(24)Total Certificateholder Distribution for Collection Period	(0.00)

Triad Automobile Receivables Trust 2007-B
Class A-1 5.06815% Asset Backed Notes
Class A-2a 5.30% Asset Backed Notes
Class A-2b Floating Rate Asset Backed Notes
Class A-3a 5.24% Asset Backed Notes
Class A-3b Floating Rate Asset Backed Notes
Class A-4a 5.43% Asset Backed Notes
Class A-4b Floating Rate Asset Backed Notes
Exhibit A — Servicer’s Certificate

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:

(25) Total Monthly Principal Collection Amounts										(25)	14,044,992.72

(26) Required Pro Forma Class A Note Balance (85.75% x Line 9)								(26)	551,547,580.43

(27) Pro Forma Class A Note Balance (Line 21 — Line 8)								(27)	566,790,134.91

(28) Step-Down Amount (Max of 0 or (Line 26 — Line 27))								(28)	—		—

(29) Principal Distribution Amount (Line 25 — Line 28)										(29)	14,044,992.72

V. RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds

(30) Interest Collections								(30)	7,618,411.28

(31) Repurchased Loan Proceeds Related to Interest								(31)	—

(32) Principal Collections								(32)	8,559,979.00

(33) Prepayments in Full								(33)	5,199,895.28

(34) Prepayments in Full Due to Administrative Repurchases								(34)	—

(35) Repurchased Loan Proceeds Related to Principal								(35)	—

(36) Collection of Supplemental Servicing — Extension and Late Fees								(36)	44,451.98

(37) Collection of Supplemental Servicing — Repo and Recovery Fees Advanced								(37)	—

(38) Liquidation Proceeds								(38)	—

(39) Recoveries from Prior Month Charge-Offs								(39)	—

(40) Investment Earnings — Collection Account								(40)	66,958.20

(41) Investment Earnings — Spread Account								(41)	55,037.80

(42) Net Proceeds from Swap Counterparty								(42)	226,597.49

(43) Total Available Funds									—	(43)	21,771,331.03

Distributions:

(44) Base Servicing Fee — to Servicer								(44)	1,232,342.19

(45) Supplemental Servicing Fee — to Servicer								(45)	68,009.10

(46) Indenture Trustee Fees								(46)	—

(47) Owner Trustee Fees								(47)	—

(48) Backup Servicer Fees								(48)	—

(49) Net Payment to Swap Counterparty								(49)	—

Noteholders’ Interest Distributable Amount

		Beginning	One Month	Interest			Calculated
	Class	Note Balance	LIBOR	Rate	Days	Days Basis	Interest
(50)	Class A-1	122,505,127.63		5.06815%	33	Act.Days/360	569,134.83	(50)	569,134.83

(51)	Class A-2a	60,000,000.00		5.30%	30	30/360	265,000.00	(51)	265,000.00

(52)	Class A-2b	155,000,000.00	5.23188%	6.23188%	33	Act.Days/360	885,446.28	(52)	885,446.28

(53)	Class A-3a	35,000,000.00		5.24%	30	30/360	152,833.33	(53)	152,833.33

(54)	Class A-3b	72,000,000.00	5.23188%	6.33188%	33	Act.Days/360	417,904.08	(54)	417,904.08

(55)	Class A-4a	36,330,000.00		5.43%	30	30/360	164,393.25	(55)	164,393.25

(56)	Class A-4b	100,000,000.00	5.23188%	6.43188%	33	Act.Days/360	589,589.00	(56)	589,589.00

Noteholders’ Principal Distribution Amount

		Principal	Principal	Excess	Mandatory		Total
	Class	Distribution	Carryover	Prin. Due	Note Prepayment		Principal
(57)	Class A-1	14,044,992.72	—	—	—	—	14,044,992.72	(57)	14,044,992.72

(58)	Class A-2a	—	—	—	—	—	—	(58)	—

(59)	Class A-2b							(59)

(60)	Class A-3a	—	—	—	—	—	—	(60)	—

(61)	Class A-3b							(61)

(62)	Class A-4a							(62)

(63)	Class A-4b	—	—	—	—	—	—	(63)	—

(64) Insurer Premiums — to FSA								(64)	131,492.65

(65) Total Distributions										(65)	18,521,137.44

(66) Excess Available Funds (or Premium Claim Amount)										(66)	3,250,193.59

(67) Deposit to Spread Account to Increase to Required Level										(67)	—

(68) Amount available for Noteholders’ Accelerated Principle Amount										(68)	3,250,193.59

(69) Amount available for Deposit into the Note Distribution Account										(69)	—

VI. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:

(70) Excess Available Funds After Amount to Increase Spread to Required Level (Line 66 - Line 67)								(70)	3,250,193.59

(71) Spread Account Balance in Excess of Required Spread Balance								(71)	0.00

(72) Total Excess Funds Available								(72)	3,250,193.59

(73) Pro Forma Class A Note Balance (Line 21 - Line 8)								(73)	566,790,134.91

(74) Required Pro Forma Class A Note Balance (85.75% x Line 9)								(74)	551,547,580.43

(75) Excess of Pro Forma Balance over Required Balance (Line 73 - Line 74)								(75)	15,242,554.48

(76) Lesser of (Line 74) or (Line 75)								(76)	15,242,554.48

(77) Accelerated Principal Amount (Lesser of Line 66 or 70)										(77)	3,250,193.59

Triad Automobile Receivables Trust 2007-B
Class A-1 5.06815% Asset Backed Notes
Class A-2a 5.30% Asset Backed Notes
Class A-2b Floating Rate Asset Backed Notes
Class A-3a 5.24% Asset Backed Notes
Class A-3b Floating Rate Asset Backed Notes
Class A-4a 5.43% Asset Backed Notes
Class A-4b Floating Rate Asset Backed Notes
Exhibit A — Servicer’s Certificate

VII. RECONCILIATION OF SPREAD ACCOUNT:	Initial Deposit				Total
(78) Initial or Subsequent Spread Account Deposits	13,408,102.53				13,408,102.53

(79) Beginning of period Spread Account balance Additions to Spread Account				(79)	13,408,102.53

(80) Deposit from Collection Account (Line 61)		(80)	—

(81) Investments Earnings		(81)	55,037.80

(82) Deposits Related to Subsequent Receivables Purchases		(82)	—

(83) Total Additions				(83)	55,037.80

Spread Account Balance available for Withdrawals and Spread Account Requirement Amount				(84)	13,463,140.33

(85) 2% of the Ending Pool Balance (2% x Line 9)		(85)	12,864,083.51

(86) Floor Amount (2.0% of Original Pool Balance)	13,408,102.53	(86)	13,408,102.53

(87) If a Spread Cap Event exists then 3% of the Original Pool Balance	—	(87)	—

(88) If a Trigger Event exists then an unlimited amount as determined by the Controlling Party		(88)	—

(89) Spread Account Requirement				(89)	13,408,102.53

Withdrawals from Spread Account

(90) Withdrawal pursuant to Section 5.1(b) (Transfer Investment Earnings to the Collection Account)		(90)	55,037.80

(91) Withdrawal pursuant to Section 5.5(Spread Account Draw Amount)		(91)	—

(92) Withdrawal pursuant to Section 5.7(a)(vii) (Unpaid amounts owed to the Insurer)		(92)	—

(93) Withdrawal pursuant to Section 5.7(a)(x) (Other unpaid amounts owed to the Insurer)		(93)	—

(94) Withdrawal pursuant to Section 5.7(a)(xi) (Note Distribution Account — Class A Noteholders’ Accelerated Principal Amount)		(94)	0.00

(95) Withdrawal pursuant to Section 5.7(a)(xii) (Note Distribution Account — Certificateholders)		(95)	—

(96) Total Withdrawals		(96)	55,037.80

				(97)	55,037.80

End of Period Spread Account Balance				(98)	13,408,102.53

VIII. CALCULATION OF OC LEVEL AND OC PERCENTAGE

(99) Aggregate Principal Balance		(99)	643,204,175.43

(100) End of Period Class A Note Balance		(100)	563,539,941.32

(101) Line 99 less Line 100		(101)	79,664,234.11

(102) OC Level (Line 101 / Line 99)		(102)	12.39%

(103) Ending Spread Balance as of a percentage of Aggregate Principal Balance (Line 92 / Line 93)		(103)	2.08%

(104) OC Percentage (Line 102 + Line 103)				(104)	14.47%

IX. AMOUNTS DUE TO CERTIFICATEHOLDER

(105) Total Cash Available for Distribution from Preceding Collection Period				(105)	21,771,331.03
(106) Total Cash Required for Items 1 through 10 pursuant to Section 5.7 of the Sale and Servicing Agreement				(106)	21,771,331.02
(107) Remaining Balance to the Certificateholder				(107)	(0.00)
For additional information on Triad Financial Corporation and portfolio performance statistics, please review the investor relations information available on Triad’s website at: www.triadfinancial.com

By:	(S)/ Mike Wilhelms
	Name:	Mike Wilhelms
	Title:	Sr. VP & Chief Financial Officer
Date: 7-Jan-2008

Triad Automobile Receivables Trust 2007-B
Class A-1 5.06815% Asset Backed Notes
Class A-2a 5.30% Asset Backed Notes
Class A-2b Floating Rate Asset Backed Notes
Class A-3a 5.24% Asset Backed Notes
Class A-3b Floating Rate Asset Backed Notes
Class A-4a 5.43% Asset Backed Notes
Class A-4b Floating Rate Asset Backed Notes
Statement to Noteholders
This Statement to Noteholders’ has been prepared pursuant to Section 5.10 of the Sale and Servicing Agreement among Triad Automobile Receivables Trust 2007-B, as Issuer, Triad Financial Corporation, as Servicer and Custodian, Triad Financial Special Purpose LLC, as Depositor, and Citibank N.A., as the Backup Servicer and Indenture Trustee, dated as of November 21, 2007. Defined terms have the meaning assigned to them in the Sale and Servicing Agreement or in the other Transaction Documents.

Collection Period Beginning:	12/01/2007
Collection Period Ending:	12/31/2007
Prev. Distribution/Close Date:	12/12/2007
Distribution Date:	01/14/2008
Days of Interest for Period:	33
Days in Collection Period:	31
Months Seasoned:	2

Original Pool Balance	$670,405,126.49

Beginning of Period Pool Balance	657,249,168.15
Principal Reduction during preceding Collection Period	14,044,992.72
End of Period Pool Balance	$643,204,175.43

	Class A-1	Class A-2a	Class A-2b	Class A-3a	Class A-3b	Class A-4a	Class A-4b	TOTAL

I. COLLECTION PERIOD NOTE BALANCE CALCULATION:
(1) Original Note Balance	$140,000,000.00	$60,000,000.00	$155,000,000.00	$35,000,000.00	$72,000,000.00	$36,330,000.00	$100,000,000.00	$598,330,000.00

(2) Beginning of Period Note Balance	122,505,127.63	60,000,000.00	155,000,000.00	35,000,000.00	72,000,000.00	36,330,000.00	100,000,000.00	580,835,127.63

(3) Note Principal Payments	17,295,186.31	0.00	0.00	0.00	0.00	0.00	0.00	17,295,186.31

(4) Preliminary End of period Note Balance	105,209,941.32	60,000,000.00	155,000,000.00	35,000,000.00	72,000,000.00	36,330,000.00	100,000,000.00	563,539,941.32

(5) Policy Claim Amount	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

(6) End of period Note Balance	105,209,941.32	60,000,000.00	155,000,000.00	35,000,000.00	72,000,000.00	36,330,000.00	100,000,000.00	563,539,941.32

(7) Note Pool Factors (6) / (1)	75.1499581%	100.0000000%	100.0000000%	100.0000000%	100.0000000%	100.0000000%	100.0000000%	94.1854731%

	Class A-1	Class A-2a	Class A-2b	Class A-3a	Class A-3b	Class A-4a	Class A-4b	TOTAL

II. NOTE INTEREST DISTRIBUTION and CARRYOVER AMT
(8) Note Interest Payments	569,134.83	265,000.00	885,446.28	152,833.33	417,904.08	164,393.25	589,589.00	3,044,300.78
(9) Interest Carryover Amount	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

	Class A-1	Class A-2a	Class A-2b	Class A-3a	Class A-3b	Class A-4a	Class A-4b	TOTAL

III. DISTRIBUTION PER $1,000 OF ORIGINAL BALANCE
(10) Principal Distribution	123.54	0.00	0.00	0.00	0.00	0.00	0.00	123.54
(11) Interest Distribution	4.07	4.42	5.71	4.37	5.80	4.53	5.90	34.79

(12) Total Distribution (10) + (11)	127.60	4.42	5.71	4.37	5.80	4.53	5.90	158.32

IV. SERVICING FEE PAID TO THE SERVICER

(13) Base Servicing Fee Paid for the Prior Collection Period								$1,232,342.19
(14) Supplemental Servicing Fee Paid for the Prior Collection Period								68,009.10

(15) Total Fees Paid to the Servicer								$1,300,351.29

V. COLLECTION PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

						Cumulative		Monthly

(16) Original Number of Receivables
(17) Beginning of period number of Receivables					(16)	42,151

(18) Number of Subsequent Receivables Purchased					(17)	41,781		41,781
(19) Number of Receivables becoming Liquidated Receivables during period					(18)	0		0
(20) Number of Receivables becoming Purchased Receivables during period					(19)	21		17
(21) Number of Receivables paid off during period					(20)	0		0
(22) End of period number of Receivables					(21)	728		362

					(22)	41,402		41,402

VI. STATISTICAL DATA: (CURRENT AND HISTORICAL)

						Original	Prev. Month	Current

(23) Weighted Average APR of the Receivables					(23)	14.39%	14.40%	14.40%
(24) Weighted Average Remaining Term of the Receivables					(24)	62.2	55.6	54.8
(25) Weighted Average Original Term of Receivables					(25)	70.7	70.7	70.7
(26) Average Receivable Balance					(26)	$15,905	$15,731	$15,536
(27) Aggregate Realized Losses					(27)	$0	($37,471)	$285,118

Triad Automobile Receivables Trust 2007-B
Class A-1 5.06815% Asset Backed Notes
Class A-2a 5.30% Asset Backed Notes
Class A-2b Floating Rate Asset Backed Notes
Class A-3a 5.24% Asset Backed Notes
Class A-3b Floating Rate Asset Backed Notes
Class A-4a 5.43% Asset Backed Notes
Class A-4b Floating Rate Asset Backed Notes
Statement to Noteholders
VII. DELINQUENCY SUMMARY: (Preceding Collection Period)

Receivables with Scheduled Payment delinquent		Units	Dollars	Percentage
(28) 31-60 days	(28)	2,336	$33,011,077	5.13%
(29) 61-90 days	(29)	508	7,111,860	1.11%
(30) over 90 days	(30)	32	537,911	0.08%
(31) Receivables with Scheduled Payment delinquent more than 30 days at end of period	(31)	2,876	$40,660,848	6.32%
VIII. NET LOSS RATE: (Preceding Collection Period)

(32) Total Net Liquidation Losses for the preceding Collection Period	(32)	285,118.44
(33) Beginning of Period Pool Balance	(33)	657,249,168.15
(34) Net Loss Rate	(34)	0.04%
IX. MONTHLY EXTENSION RATE (Preceding Collection Period)

(35) Aggregrate Principal Balance of Receivables extended during the preceding collection period			(35)	2,183,182.71
(36) Beginning of Period Pool Balance			(36)	657,249,168.15
(37) Monthly Extension Rate			(37)	0.33%

X. PERFORMANCE TESTS:

Delinquency Rate History for Previous Three Collection Periods
(38) Delinquency Rate in Preceding Collection Period	(38)	1.19%

(39) Delinquency Rate in Second Preceding Collection Period	(39)	0.06%

(40) Delinquency Rate in Third Preceding Collection Period	(40)	0.00%

(41) Delinquency Rate in Preceding Collection Period			(41)	1.19%

(42) Delinquency Rate Trigger Level for the Preceding Collection Period			(42)	2.50%

(43) Preceding Collection Period Delinquency Rate Compliance			(43)	PASS

Cumulative Net Loss Ratio
(44) Cumulative Net Losses incurred prior to the Preceding Collection Period	(44)	$70,260.06

(45) Net Loss incurred in Preceding Collection Period	(45)	285,118.44

(46) Cumulative Net Losses	(46)	355,378.50

(47) Original Pool Balance	(47)	$670,405,126.49

(48) Cumulative Net Loss Ratio ((46) / (47))			(48)	0.05%

(49) Cumulative Net Loss Rate Trigger Level for the Preceding Collection Period			(49)	1.50%

(50) Preceding Collection Period Cumulative Net Loss Rate Compliance			(50)	PASS

Average Monthly Extension Rate
(51) Principal Balance of Receivables extended during preceding Collection Period	(51)	0.33%

(52) Principal Balance of Receivables extended during the Second Preceding Collection Period	(52)	0.16%

(53) Principal Balance of Receivables extended during the Third Preceding Collection Period	(53)	0.00%

(54) Average Monthly Extension Rate ((51) +(52) +(53)) / 3			(54)	0.33%

(55) Average Monthly Extension Rate Compliance (Extension Rate Maximum = 4%)			(55)	PASS

For additional information on Triad Financial Corporation and portfolio performance statistics, please review the investor relations information available on Triad’s website at: www.triadfinancial.com

By:	(S)/ Mike Wilhelms
Name:	Mike Wilhelms
Title:	Sr. VP & Chief Financial Officer
Date:	7-Jan-2008